HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Investment properties	$ 68,585	$ 64,613	$ 72,610
Property, plant and equipment	9,401	5,623
Equity accounted investments	19,943	20,807	19,719
Accounts receivable and other	2,176	2,276
Total assets	112,516	112,004
Debt obligations	58,562	55,327
Accounts payable and other liabilities	3,877	3,762
Total liabilities	70,779	66,999
Held for sale
Disclosure of financial assets [line items]
Investment properties	300	8,037
Property, plant and equipment	0	1,749
Equity accounted investments	276	0
Accounts receivable and other	0	724
Total assets	576	10,510	$ 588
Debt obligations	0	3,006
Accounts payable and other liabilities	0	76
Total liabilities	$ 0	$ 3,082